UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2015 Fund
(formerly Strategic Advisers® Multi-Manager 2015 Fund)

June 30, 2016

O15-QTLY-0816
1.954285.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,343	$24,188
Strategic Advisers Core Multi-Manager Fund Class F (b)	13,833	167,377
Strategic Advisers Growth Multi-Manager Fund Class F (b)	10,694	139,240
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	8,309	83,917
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,381	167,762
TOTAL DOMESTIC EQUITY FUNDS
(Cost $620,973)		582,484

International Equity Funds - 19.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,254	105,876
Strategic Advisers International Multi-Manager Fund Class F (b)	16,551	180,738
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $315,504)		286,614

Bond Funds - 33.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,012	10,145
Fidelity Series Floating Rate High Income Fund Class F (b)	413	3,801
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,794	27,995
Fidelity Series Real Estate Income Fund Class F (b)	671	7,490
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	39,779	400,182
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,636	44,133
TOTAL BOND FUNDS
(Cost $487,482)		493,746

Short-Term Funds - 8.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	86,529	86,529
Fidelity Series Short-Term Credit Fund Class F (b)	4,626	46,444
TOTAL SHORT-TERM FUNDS
(Cost $132,743)		132,973
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,556,702)		1,495,817
NET OTHER ASSETS (LIABILITIES) - 0.0%		(121)
NET ASSETS - 100%		$1,495,696

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$79,055	$20,421	$12,947	$62	$86,529
Fidelity Series Commodity Strategy Fund Class F	21,585	3,609	3,526	--	24,188
Fidelity Series Emerging Markets Debt Fund Class F	10,915	168	1,494	146	10,145
Fidelity Series Floating Rate High Income Fund Class F	4,267	52	622	43	3,801
Fidelity Series Inflation-Protected Bond Index Fund Class F	32,684	232	5,296	18	27,995
Fidelity Series Real Estate Income Fund Class F	8,341	111	1,170	94	7,490
Fidelity Series Short-Term Credit Fund Class F	42,482	10,696	6,972	121	46,444
Strategic Advisers Core Income Multi-Manager Fund Class F	487,943	3,549	99,491	2,639	400,182
Strategic Advisers Core Multi-Manager Fund Class F	197,019	375	33,651	--	167,377
Strategic Advisers Emerging Markets Fund of Funds Class F	118,496	2,543	17,019	--	105,876
Strategic Advisers Growth Multi-Manager Fund Class F	164,402	2,411	27,845	--	139,240
Strategic Advisers Income Opportunities Fund of Funds Class F	50,996	697	8,875	689	44,133
Strategic Advisers International Multi-Manager Fund Class F	199,533	12,867	31,098	--	180,738
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	98,673	187	16,937	--	83,917
Strategic Advisers Value Multi-Manager Fund Class F	196,814	375	32,783	--	167,762
Total	$1,713,205	$58,293	$299,726	$3,812	$1,495,817

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,562,183. Net unrealized depreciation aggregated $66,366 of which $18,421 related to appreciated investment securities and $84,787 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager Income Fund
(formerly Strategic Advisers® Multi-Manager Income Fund)

June 30, 2016

OIN-QTLY-0816
1.954310.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,806	$21,201
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,101	61,719
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,943	51,343
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,064	30,943
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,566	61,864
TOTAL DOMESTIC EQUITY FUNDS
(Cost $237,779)		227,070

International Equity Funds - 9.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	6,665	57,590
Strategic Advisers International Multi-Manager Fund Class F (b)	5,970	65,190
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $128,533)		122,780

Bond Funds - 46.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	821	8,224
Fidelity Series Floating Rate High Income Fund Class F (b)	345	3,181
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,788	47,977
Fidelity Series Real Estate Income Fund Class F (b)	549	6,134
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	47,762	480,481
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,633	34,585
TOTAL BOND FUNDS
(Cost $571,887)		580,582

Short-Term Funds - 25.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	212,028	212,028
Fidelity Series Short-Term Credit Fund Class F (b)	11,384	114,300
TOTAL SHORT-TERM FUNDS
(Cost $325,699)		326,328
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,263,898)		1,256,760
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64)
NET ASSETS - 100%		$1,256,696

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$170,557	$54,586	$13,115	$133	$212,028
Fidelity Series Commodity Strategy Fund Class F	12,821	11,900	5,517	--	21,201
Fidelity Series Emerging Markets Debt Fund Class F	6,498	1,805	481	99	8,224
Fidelity Series Floating Rate High Income Fund Class F	2,578	741	200	30	3,181
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,172	11,411	3,257	25	47,977
Fidelity Series Real Estate Income Fund Class F	4,962	1,413	377	77	6,134
Fidelity Series Short-Term Credit Fund Class F	92,426	28,343	7,065	261	114,300
Strategic Advisers Core Income Multi-Manager Fund Class F	400,970	111,096	40,561	2,591	480,481
Strategic Advisers Core Multi-Manager Fund Class F	53,445	14,633	7,345	--	61,719
Strategic Advisers Emerging Markets Fund of Funds Class F	45,826	13,877	3,459	--	57,590
Strategic Advisers Growth Multi-Manager Fund Class F	44,598	12,698	5,904	--	51,343
Strategic Advisers Income Opportunities Fund of Funds Class F	31,145	4,923	2,328	441	34,585
Strategic Advisers International Multi-Manager Fund Class F	46,760	23,099	4,276	--	65,190
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	26,768	7,316	3,724	--	30,943
Strategic Advisers Value Multi-Manager Fund Class F	53,390	14,633	7,005	--	61,864
Total	$1,031,916	$312,474	$104,614	$3,657	$1,256,760

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,269,852. Net unrealized depreciation aggregated $13,092, of which $16,761 related to appreciated investment securities and $29,853 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2050 Fund
(formerly Strategic Advisers® Multi-Manager 2050 Fund)

June 30, 2016

O50-QTLY-0816
1.954306.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,024	$22,413
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,345	258,274
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,502	214,858
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,820	129,478
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,105	258,875
TOTAL DOMESTIC EQUITY FUNDS
(Cost $919,016)		883,898

International Equity Funds - 30.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,413	133,172
Strategic Advisers International Multi-Manager Fund Class F (b)	25,892	282,738
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $442,902)		415,910

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	916	9,183
Fidelity Series Floating Rate High Income Fund Class F (b)	378	3,480
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	756	7,576
Fidelity Series Real Estate Income Fund Class F (b)	615	6,868
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	676	6,803
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,014	38,215
TOTAL BOND FUNDS
(Cost $74,814)		72,125

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	432	432
Fidelity Series Short-Term Credit Fund Class F (b)	22	221
TOTAL SHORT-TERM FUNDS
(Cost $651)		653
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,437,383)		1,372,586
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129)
NET ASSETS - 100%		$1,372,457

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$431	$32	$32	$--	$432
Fidelity Series Commodity Strategy Fund Class F	17,336	4,189	1,324	--	22,413
Fidelity Series Emerging Markets Debt Fund Class F	8,585	764	631	122	9,183
Fidelity Series Floating Rate High Income Fund Class F	3,358	303	263	36	3,480
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,986	1,111	612	4	7,576
Fidelity Series Real Estate Income Fund Class F	6,605	588	494	85	6,868
Fidelity Series Short-Term Credit Fund Class F	219	22	21	1	221
Strategic Advisers Core Income Multi-Manager Fund Class F	6,761	935	1,023	41	6,803
Strategic Advisers Core Multi-Manager Fund Class F	258,069	18,534	23,594	--	258,274
Strategic Advisers Emerging Markets Fund of Funds Class F	126,946	12,974	9,535	--	133,172
Strategic Advisers Growth Multi-Manager Fund Class F	215,609	18,299	19,645	--	214,858
Strategic Advisers Income Opportunities Fund of Funds Class F	39,163	1,170	3,138	540	38,215
Strategic Advisers International Multi-Manager Fund Class F	272,269	33,033	21,450	--	282,738
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	129,729	7,831	11,153	--	129,478
Strategic Advisers Value Multi-Manager Fund Class F	258,133	16,595	20,677	--	258,875
Total	$1,350,199	$116,380	$113,592	$829	$1,372,586

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,465,837. Net unrealized depreciation aggregated $93,251, of which $15,768 related to appreciated investment securities and $109,019 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2030 Fund
(formerly Strategic Advisers® Multi-Manager 2030 Fund)

June 30, 2016

O30-QTLY-0816
1.954292.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,021	$27,969
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,185	280,539
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,925	233,380
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,925	140,642
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,753	281,197
TOTAL DOMESTIC EQUITY FUNDS
(Cost $986,192)		963,727

International Equity Funds - 27.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,515	151,329
Strategic Advisers International Multi-Manager Fund Class F (b)	28,126	307,133
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $488,577)		458,462

Bond Funds - 14.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,090	10,923
Fidelity Series Floating Rate High Income Fund Class F (b)	459	4,224
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	940	9,417
Fidelity Series Real Estate Income Fund Class F (b)	735	8,208
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	16,709	168,097
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,796	45,659
TOTAL BOND FUNDS
(Cost $245,449)		246,528

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	536	536
Fidelity Series Short-Term Credit Fund Class F (b)	29	289
TOTAL SHORT-TERM FUNDS
(Cost $823)		825
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,721,041)		1,669,542
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153)
NET ASSETS - 100%		$1,669,389

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$479	$84	$27	$--	$536
Fidelity Series Commodity Strategy Fund Class F	18,828	11,918	5,445	--	27,969
Fidelity Series Emerging Markets Debt Fund Class F	9,206	1,718	539	136	10,923
Fidelity Series Floating Rate High Income Fund Class F	3,660	700	225	41	4,224
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,578	2,229	505	5	9,417
Fidelity Series Real Estate Income Fund Class F	7,102	1,340	422	101	8,208
Fidelity Series Short-Term Credit Fund Class F	255	60	27	1	289
Strategic Advisers Core Income Multi-Manager Fund Class F	141,028	33,084	9,085	901	168,097
Strategic Advisers Core Multi-Manager Fund Class F	253,389	42,181	20,068	--	280,539
Strategic Advisers Emerging Markets Fund of Funds Class F	129,851	25,666	7,691	--	151,329
Strategic Advisers Growth Multi-Manager Fund Class F	211,438	38,846	17,231	--	233,380
Strategic Advisers Income Opportunities Fund of Funds Class F	43,810	3,323	2,650	619	45,659
Strategic Advisers International Multi-Manager Fund Class F	264,490	60,707	16,723	--	307,133
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	126,904	21,009	10,134	--	140,642
Strategic Advisers Value Multi-Manager Fund Class F	253,127	41,872	18,371	--	281,197
Total	$1,471,145	$284,737	$109,143	$1,804	$1,669,542

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,734,437. Net unrealized depreciation aggregated $64,895, of which $32,613 related to appreciated investment securities and $97,508 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2055 Fund
(formerly Strategic Advisers® Multi-Manager 2055 Fund)

June 30, 2016

O55-QTLY-0816
1.954308.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,847	$21,428
Strategic Advisers Core Multi-Manager Fund Class F (b)	20,653	249,905
Strategic Advisers Growth Multi-Manager Fund Class F (b)	15,968	207,899
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,404	125,281
Strategic Advisers Value Multi-Manager Fund Class F (b)	18,486	250,483
TOTAL DOMESTIC EQUITY FUNDS
(Cost $894,590)		854,996

International Equity Funds - 30.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	14,884	128,595
Strategic Advisers International Multi-Manager Fund Class F (b)	25,030	273,331
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $431,465)		401,926

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	898	8,994
Fidelity Series Floating Rate High Income Fund Class F (b)	366	3,372
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	706	7,076
Fidelity Series Real Estate Income Fund Class F (b)	597	6,671
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	654	6,583
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,976	37,849
TOTAL BOND FUNDS
(Cost $73,285)		70,545

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	420	420
Fidelity Series Short-Term Credit Fund Class F (b)	20	199
TOTAL SHORT-TERM FUNDS
(Cost $618)		619
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,399,958)		1,328,086
NET OTHER ASSETS (LIABILITIES) - 0.0%		(127)
NET ASSETS - 100%		$1,327,959

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$439	$40	$59	$--	$420
Fidelity Series Commodity Strategy Fund Class F	17,731	4,169	2,594	--	21,428
Fidelity Series Emerging Markets Debt Fund Class F	8,817	908	1,189	121	8,994
Fidelity Series Floating Rate High Income Fund Class F	3,424	363	496	35	3,372
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,044	942	998	4	7,076
Fidelity Series Real Estate Income Fund Class F	6,737	699	931	82	6,671
Fidelity Series Short-Term Credit Fund Class F	211	27	40	1	199
Strategic Advisers Core Income Multi-Manager Fund Class F	6,894	995	1,434	40	6,583
Strategic Advisers Core Multi-Manager Fund Class F	263,072	22,734	40,816	--	249,905
Strategic Advisers Emerging Markets Fund of Funds Class F	129,496	14,795	18,141	--	128,595
Strategic Advisers Growth Multi-Manager Fund Class F	219,840	21,578	33,928	--	207,899
Strategic Advisers Income Opportunities Fund of Funds Class F	39,820	2,858	5,822	533	37,849
Strategic Advisers International Multi-Manager Fund Class F	277,647	37,635	40,421	--	273,331
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	132,336	9,934	19,757	--	125,281
Strategic Advisers Value Multi-Manager Fund Class F	263,199	20,842	37,928	--	250,483
Total	$1,376,707	$138,519	$204,554	$816	$1,328,086

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,422,192. Net unrealized depreciation aggregated $94,106, of which $17,645 related to appreciated investment securities and $111,751 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2035 Fund
(formerly Strategic Advisers® Multi-Manager 2035 Fund)

June 30, 2016

O35-QTLY-0816
1.954296.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,384	$29,987
Strategic Advisers Core Multi-Manager Fund Class F (b)	28,750	347,874
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,227	289,398
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	17,267	174,394
Strategic Advisers Value Multi-Manager Fund Class F (b)	25,733	348,681
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,229,099)		1,190,334

International Equity Funds - 30.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	20,737	179,166
Strategic Advisers International Multi-Manager Fund Class F (b)	34,857	380,633
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $591,342)		559,799

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,220	12,229
Fidelity Series Floating Rate High Income Fund Class F (b)	509	4,687
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	999	10,007
Fidelity Series Real Estate Income Fund Class F (b)	823	9,196
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	911	9,163
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,510	52,452
TOTAL BOND FUNDS
(Cost $100,334)		97,734

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	581	581
Fidelity Series Short-Term Credit Fund Class F (b)	29	294
TOTAL SHORT-TERM FUNDS
(Cost $873)		875
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,921,648)		1,848,742
NET OTHER ASSETS (LIABILITIES) - 0.0%		(168)
NET ASSETS - 100%		$1,848,574

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$574	$44	$36	$--	$581
Fidelity Series Commodity Strategy Fund Class F	23,073	5,501	1,600	--	29,987
Fidelity Series Emerging Markets Debt Fund Class F	11,299	1,032	725	163	12,229
Fidelity Series Floating Rate High Income Fund Class F	4,467	411	302	49	4,687
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,257	1,318	690	6	10,007
Fidelity Series Real Estate Income Fund Class F	8,740	794	568	114	9,196
Fidelity Series Short-Term Credit Fund Class F	287	30	24	1	294
Strategic Advisers Core Income Multi-Manager Fund Class F	8,995	1,240	1,247	55	9,163
Strategic Advisers Core Multi-Manager Fund Class F	343,740	22,819	25,910	--	347,874
Strategic Advisers Emerging Markets Fund of Funds Class F	168,959	17,412	11,067	--	179,166
Strategic Advisers Growth Multi-Manager Fund Class F	286,826	23,187	21,430	--	289,398
Strategic Advisers Income Opportunities Fund of Funds Class F	52,943	1,625	3,532	746	52,452
Strategic Advisers International Multi-Manager Fund Class F	361,510	44,890	24,568	--	380,633
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	172,149	10,232	12,270	--	174,394
Strategic Advisers Value Multi-Manager Fund Class F	343,389	21,682	23,151	--	348,681
Total	$1,796,208	$152,217	$127,120	$1,134	$1,848,742

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,946,456. Net unrealized depreciation aggregated $97,714, of which $33,491 related to appreciated investment securities and $131,205 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2010 Fund
(formerly Strategic Advisers® Multi-Manager 2010 Fund)

June 30, 2016

O10-QTLY-0816
1.954282.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,167	$12,070
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,634	68,166
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,356	56,714
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,383	34,173
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,042	68,317
TOTAL DOMESTIC EQUITY FUNDS
(Cost $249,836)		239,440

International Equity Funds - 16.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,486	47,401
Strategic Advisers International Multi-Manager Fund Class F (b)	6,726	73,443
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $128,520)		120,844

Bond Funds - 37.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	485	4,860
Fidelity Series Floating Rate High Income Fund Class F (b)	201	1,847
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,974	19,780
Fidelity Series Real Estate Income Fund Class F (b)	322	3,601
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	22,027	221,591
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,106	20,051
TOTAL BOND FUNDS
(Cost $268,551)		271,730

Short-Term Funds - 13.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	63,702	63,702
Fidelity Series Short-Term Credit Fund Class F (b)	3,419	34,322
TOTAL SHORT-TERM FUNDS
(Cost $97,848)		98,024
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $744,755)		730,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$729,991

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$61,062	$18,809	$16,169	$44	$63,702
Fidelity Series Commodity Strategy Fund Class F	9,775	4,794	3,868	--	12,070
Fidelity Series Emerging Markets Debt Fund Class F	4,958	834	1,182	67	4,860
Fidelity Series Floating Rate High Income Fund Class F	1,952	339	492	20	1,847
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,280	3,735	5,493	12	19,780
Fidelity Series Real Estate Income Fund Class F	3,787	643	926	43	3,601
Fidelity Series Short-Term Credit Fund Class F	33,200	9,666	8,715	87	34,322
Strategic Advisers Core Income Multi-Manager Fund Class F	246,174	38,248	67,108	1,373	221,591
Strategic Advisers Core Multi-Manager Fund Class F	75,753	11,358	20,181	--	68,166
Strategic Advisers Emerging Markets Fund of Funds Class F	49,602	8,881	11,764	--	47,401
Strategic Advisers Growth Multi-Manager Fund Class F	63,213	10,340	16,819	--	56,714
Strategic Advisers Income Opportunities Fund of Funds Class F	23,422	1,576	5,512	294	20,051
Strategic Advisers International Multi-Manager Fund Class F	75,106	18,122	19,386	--	73,443
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	37,941	5,561	9,972	--	34,173
Strategic Advisers Value Multi-Manager Fund Class F	75,674	11,285	19,729	--	68,317
Total	$782,899	$144,191	$207,316	$1,940	$730,038

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $748,419. Net unrealized depreciation aggregated $18,381, of which $11,201 related to appreciated investment securities and $29,582 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2025 Fund
(formerly Strategic Advisers® Multi-Manager 2025 Fund)

June 30, 2016

O25-QTLY-0816
1.954290.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,104	$33,999
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,795	287,914
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,396	239,516
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	14,291	144,343
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,298	288,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,023,737)		994,361

International Equity Funds - 22.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	19,313	166,863
Strategic Advisers International Multi-Manager Fund Class F (b)	28,501	311,235
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $502,558)		478,098

Bond Funds - 24.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,359	13,621
Fidelity Series Floating Rate High Income Fund Class F (b)	572	5,272
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,132	11,339
Fidelity Series Real Estate Income Fund Class F (b)	922	10,299
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	41,749	419,990
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,401	60,935
TOTAL BOND FUNDS
(Cost $516,613)		521,456

Short-Term Funds - 4.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	62,513	62,513
Fidelity Series Short-Term Credit Fund Class F (b)	3,333	33,460
TOTAL SHORT-TERM FUNDS
(Cost $95,797)		95,973
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,138,705)		2,089,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(168)
NET ASSETS - 100%		$2,089,720

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$52,133	$13,751	$3,371	$38	$62,513
Fidelity Series Commodity Strategy Fund Class F	24,392	7,866	1,361	--	33,999
Fidelity Series Emerging Markets Debt Fund Class F	11,879	1,813	722	167	13,621
Fidelity Series Floating Rate High Income Fund Class F	4,720	736	301	50	5,272
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,701	2,195	681	6	11,339
Fidelity Series Real Estate Income Fund Class F	9,219	1,404	566	115	10,299
Fidelity Series Short-Term Credit Fund Class F	28,055	7,078	1,814	74	33,460
Strategic Advisers Core Income Multi-Manager Fund Class F	377,754	63,792	28,782	2,271	419,990
Strategic Advisers Core Multi-Manager Fund Class F	268,916	35,655	23,155	--	287,914
Strategic Advisers Emerging Markets Fund of Funds Class F	148,282	22,759	7,982	--	166,863
Strategic Advisers Growth Multi-Manager Fund Class F	224,397	33,571	19,863	--	239,516
Strategic Advisers Income Opportunities Fund of Funds Class F	56,162	7,230	4,011	788	60,935
Strategic Advisers International Multi-Manager Fund Class F	276,773	53,619	19,533	--	311,235
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	134,681	18,151	12,365	--	144,343
Strategic Advisers Value Multi-Manager Fund Class F	268,637	35,700	22,052	--	288,589
Total	$1,895,701	$305,320	$146,559	$3,509	$2,089,888

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,148,106. Net unrealized depreciation aggregated $58,218, of which $33,313 related to appreciated investment securities and $91,531 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2005 Fund
(formerly Strategic Advisers® Multi-Manager 2005 Fund)

June 30, 2016

O05-QTLY-0816
1.954280.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	977	$5,441
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,068	25,023
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,599	20,816
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,242	12,546
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,851	25,082
TOTAL DOMESTIC EQUITY FUNDS
(Cost $92,105)		88,908

International Equity Funds - 13.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,175	18,791
Strategic Advisers International Multi-Manager Fund Class F (b)	2,447	26,718
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,556)		45,509

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	223	2,235
Fidelity Series Floating Rate High Income Fund Class F (b)	91	839
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,107	11,096
Fidelity Series Real Estate Income Fund Class F (b)	148	1,656
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,267	113,343
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,042	9,917
TOTAL BOND FUNDS
(Cost $137,266)		139,086

Short-Term Funds - 18.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	39,967	39,967
Fidelity Series Short-Term Credit Fund Class F (b)	2,142	21,508
TOTAL SHORT-TERM FUNDS
(Cost $61,363)		61,475
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $339,290)		334,978
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34)
NET ASSETS - 100%		$334,944

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$39,271	$2,488	$1,793	$28	$39,967
Fidelity Series Commodity Strategy Fund Class F	4,349	769	208	--	5,441
Fidelity Series Emerging Markets Debt Fund Class F	2,184	34	100	31	2,235
Fidelity Series Floating Rate High Income Fund Class F	850	10	42	9	839
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,468	71	588	7	11,096
Fidelity Series Real Estate Income Fund Class F	1,668	23	78	21	1,656
Fidelity Series Short-Term Credit Fund Class F	21,047	1,320	964	55	21,508
Strategic Advisers Core Income Multi-Manager Fund Class F	118,898	892	8,627	699	113,343
Strategic Advisers Core Multi-Manager Fund Class F	26,954	43	2,523	--	25,023
Strategic Advisers Emerging Markets Fund of Funds Class F	19,015	244	873	--	18,791
Strategic Advisers Growth Multi-Manager Fund Class F	22,492	222	1,959	--	20,816
Strategic Advisers Income Opportunities Fund of Funds Class F	10,370	147	876	146	9,917
Strategic Advisers International Multi-Manager Fund Class F	25,864	2,594	1,677	--	26,718
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,500	21	1,301	--	12,546
Strategic Advisers Value Multi-Manager Fund Class F	26,926	43	2,406	--	25,082
Total	$344,856	$8,921	$24,015	$996	$334,978

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $341,600. Net unrealized depreciation aggregated $6,622, of which $6,100 related to appreciated investment securities and $12,722 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2040 Fund
(formerly Strategic Advisers® Multi-Manager 2040 Fund)

June 30, 2016

O40-QTLY-0816
1.954300.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,692	$14,994
Strategic Advisers Core Multi-Manager Fund Class F (b)	14,267	172,625
Strategic Advisers Growth Multi-Manager Fund Class F (b)	11,030	143,607
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	8,568	86,541
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,769	173,026
TOTAL DOMESTIC EQUITY FUNDS
(Cost $619,911)		590,793

International Equity Funds - 30.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	10,303	89,022
Strategic Advisers International Multi-Manager Fund Class F (b)	17,306	188,985
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $298,256)		278,007

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	620	6,209
Fidelity Series Floating Rate High Income Fund Class F (b)	253	2,331
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	507	5,076
Fidelity Series Real Estate Income Fund Class F (b)	414	4,629
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	452	4,547
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,667	25,387
TOTAL BOND FUNDS
(Cost $50,209)		48,179

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	289	289
Fidelity Series Short-Term Credit Fund Class F (b)	14	144
TOTAL SHORT-TERM FUNDS
(Cost $432)		433
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $968,808)		917,412
NET OTHER ASSETS (LIABILITIES) - 0.0%		(96)
NET ASSETS - 100%		$917,316

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$301	$25	$37	$--	$289
Fidelity Series Commodity Strategy Fund Class F	12,113	3,047	1,714	--	14,994
Fidelity Series Emerging Markets Debt Fund Class F	6,035	579	730	85	6,209
Fidelity Series Floating Rate High Income Fund Class F	2,346	231	304	25	2,331
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,913	815	713	3	5,076
Fidelity Series Real Estate Income Fund Class F	4,636	444	572	57	4,629
Fidelity Series Short-Term Credit Fund Class F	151	17	24	--	144
Strategic Advisers Core Income Multi-Manager Fund Class F	4,724	684	950	28	4,547
Strategic Advisers Core Multi-Manager Fund Class F	179,585	15,666	26,134	--	172,625
Strategic Advisers Emerging Markets Fund of Funds Class F	88,703	9,934	11,300	--	89,022
Strategic Advisers Growth Multi-Manager Fund Class F	149,643	15,536	21,864	--	143,607
Strategic Advisers Income Opportunities Fund of Funds Class F	27,408	720	3,456	374	25,387
Strategic Advisers International Multi-Manager Fund Class F	190,064	24,401	24,799	--	188,985
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	92,320	6,720	14,482	--	86,541
Strategic Advisers Value Multi-Manager Fund Class F	180,338	13,588	24,117	--	173,026
Total	$943,280	$92,407	$131,196	$572	$917,412

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $983,401. Net unrealized depreciation aggregated $65,989, of which $12,242 related to appreciated investment securities and $78,231 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2020 Fund
(formerly Strategic Advisers® Multi-Manager 2020 Fund)

June 30, 2016

O20-QTLY-0816
1.954288.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F(a)(b)	10,702	$59,608
Strategic Advisers Core Multi-Manager Fund Class F (a)	37,814	457,554
Strategic Advisers Growth Multi-Manager Fund Class F (a)	29,235	380,635
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (a)	22,712	229,395
Strategic Advisers Value Multi-Manager Fund Class F (a)	33,847	458,623
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,685,736)		1,585,815

International Equity Funds - 21.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (a)	32,082	277,188
Strategic Advisers International Multi-Manager Fund Class F (a)	45,374	495,486
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $835,247)		772,674

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund Class F (a)	2,507	25,116
Fidelity Series Floating Rate High Income Fund Class F (a)	1,024	9,433
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	3,963	39,706
Fidelity Series Real Estate Income Fund Class F (a)	1,636	18,273
Strategic Advisers Core Income Multi-Manager Fund Class F (a)	89,391	899,271
Strategic Advisers Income Opportunities Fund of Funds Class F (a)	11,424	108,759
TOTAL BOND FUNDS
(Cost $1,088,606)		1,100,558

Short-Term Funds - 6.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%(a)(c)	149,595	149,595
Fidelity Series Short-Term Credit Fund Class F (a)	7,981	80,125
TOTAL SHORT-TERM FUNDS
(Cost $229,291)		229,720
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,838,880)		3,688,767
NET OTHER ASSETS (LIABILITIES) - 0.0%		(280)
NET ASSETS - 100%		$3,688,487

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$156,531	$25,541	$32,477	$109	$149,595
Fidelity Series Commodity Strategy Fund Class F	55,937	9,616	12,475	--	59,608
Fidelity Series Emerging Markets Debt Fund Class F	28,062	793	5,157	372	25,116
Fidelity Series Floating Rate High Income Fund Class F	11,023	285	2,148	110	9,433
Fidelity Series Inflation-Protected Bond Index Fund Class F	47,618	1,381	9,827	26	39,706
Fidelity Series Real Estate Income Fund Class F	21,220	558	4,040	228	18,273
Fidelity Series Short-Term Credit Fund Class F	84,084	13,085	17,446	212	80,125
Strategic Advisers Core Income Multi-Manager Fund Class F	1,097,033	23,184	239,696	6,075	899,271
Strategic Advisers Core Multi-Manager Fund Class F	563,341	8,538	124,236	--	457,554
Strategic Advisers Emerging Markets Fund of Funds Class F	324,060	11,248	62,385	--	277,188
Strategic Advisers Growth Multi-Manager Fund Class F	470,079	14,039	103,935	--	380,635
Strategic Advisers Income Opportunities Fund of Funds Class F	131,580	1,848	28,056	1,755	108,759
Strategic Advisers International Multi-Manager Fund Class F	573,764	40,155	117,000	--	495,486
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	282,137	4,272	62,173	--	229,395
Strategic Advisers Value Multi-Manager Fund Class F	562,756	8,538	121,755	--	458,623
Total	$4,409,225	$163,081	$942,806	$8,887	$3,688,767

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $3,851,285. Net unrealized depreciation aggregated $162,518, of which $43,316 related to appreciated investment securities and $205,834 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2045 Fund
(formerly Strategic Advisers® Multi-Manager 2045 Fund)

June 30, 2016

O45-QTLY-0816
1.954304.103

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,629	$25,784
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,912	289,332
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,486	240,688
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	14,362	145,054
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,404	290,018
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,036,096)		990,876

International Equity Funds - 30.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,276	149,264
Strategic Advisers International Multi-Manager Fund Class F (b)	29,005	316,738
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $499,565)		466,002

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,033	10,354
Fidelity Series Floating Rate High Income Fund Class F (b)	423	3,898
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	851	8,530
Fidelity Series Real Estate Income Fund Class F (b)	693	7,743
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	757	7,620
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,414	42,019
TOTAL BOND FUNDS
(Cost $82,794)		80,164

Short-Term Funds - 0.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	482	482
Fidelity Series Short-Term Credit Fund Class F (b)	25	246
TOTAL SHORT-TERM FUNDS
(Cost $727)		728
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,619,182)		1,537,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		(148)
NET ASSETS - 100%		$1,537,622

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$471	$49	$37	$--	$482
Fidelity Series Commodity Strategy Fund Class F	18,893	6,175	1,856	--	25,784
Fidelity Series Emerging Markets Debt Fund Class F	9,450	1,111	742	139	10,354
Fidelity Series Floating Rate High Income Fund Class F	3,669	446	309	41	3,898
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,681	1,376	629	5	8,530
Fidelity Series Real Estate Income Fund Class F	7,270	859	581	97	7,743
Fidelity Series Short-Term Credit Fund Class F	237	33	25	1	246
Strategic Advisers Core Income Multi-Manager Fund Class F	7,386	1,337	1,251	46	7,620
Strategic Advisers Core Multi-Manager Fund Class F	282,279	31,132	30,085	--	289,332
Strategic Advisers Emerging Markets Fund of Funds Class F	138,627	16,749	9,421	--	149,264
Strategic Advisers Growth Multi-Manager Fund Class F	235,538	29,510	25,028	--	240,688
Strategic Advisers Income Opportunities Fund of Funds Class F	42,627	1,710	3,453	597	42,019
Strategic Advisers International Multi-Manager Fund Class F	297,517	41,909	21,754	--	316,738
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	141,368	14,058	13,893	--	145,054
Strategic Advisers Value Multi-Manager Fund Class F	281,995	29,027	26,569	--	290,018
Total	$1,475,008	$175,481	$135,633	$926	$1,537,770

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,649,242. Net unrealized depreciation aggregated $111,472, of which $13,849 related to appreciated investment securities and $125,321 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2060 Fund
(formerly Strategic Advisers® Multi-Manager 2060 Fund)

June 30, 2016

O60-QTLY-0816
1.9858350.101

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,474	$8,208
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,978	96,540
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,168	80,311
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,792	48,397
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,141	96,764
TOTAL DOMESTIC EQUITY FUNDS
(Cost $343,406)		330,220

International Equity Funds - 30.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,741	49,605
Strategic Advisers International Multi-Manager Fund Class F (b)	9,662	105,515
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $167,762)		155,120

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	339	3,395
Fidelity Series Floating Rate High Income Fund Class F (b)	141	1,300
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	266	2,661
Fidelity Series Real Estate Income Fund Class F (b)	230	2,564
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	253	2,543
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,578	15,018
TOTAL BOND FUNDS
(Cost $28,534)		27,481

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (b)(c)	161	161
Fidelity Series Short-Term Credit Fund Class F (b)	8	82
TOTAL SHORT-TERM FUNDS
(Cost $242)		243
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $539,944)		513,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$513,076

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	$157	$11	$7	$--	$161
Fidelity Series Commodity Strategy Fund Class F	6,272	1,434	288	--	8,208
Fidelity Series Emerging Markets Debt Fund Class F	3,094	268	138	45	3,395
Fidelity Series Floating Rate High Income Fund Class F	1,221	106	58	13	1,300
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,541	241	154	1	2,661
Fidelity Series Real Estate Income Fund Class F	2,403	206	108	32	2,564
Fidelity Series Short-Term Credit Fund Class F	78	8	5	--	82
Strategic Advisers Core Income Multi-Manager Fund Class F	2,459	337	302	15	2,543
Strategic Advisers Core Multi-Manager Fund Class F	93,978	6,349	5,777	--	96,540
Strategic Advisers Emerging Markets Fund of Funds Class F	46,146	4,463	2,089	--	49,605
Strategic Advisers Growth Multi-Manager Fund Class F	78,419	6,448	4,788	--	80,311
Strategic Advisers Income Opportunities Fund of Funds Class F	14,594	1,108	1,080	212	15,018
Strategic Advisers International Multi-Manager Fund Class F	98,771	11,764	4,700	--	105,515
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	47,067	2,942	2,793	--	48,397
Strategic Advisers Value Multi-Manager Fund Class F	93,886	5,798	4,781	--	96,764
Total	$491,086	$41,483	$27,068	$318	$513,064

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $543,130. Net unrealized depreciation aggregated $30,066, of which $4,466 related to appreciated investment securities and $34,532 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016